UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	5/31/24

Date of reporting period:	5/31/2024

Item 1. Reports to Stockholders.

(a)

BFS Equity Fund Institutional Class (BFSIX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about BFS Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/bfs/. You can also request this information by contacting us at (855) 575-2430. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.10%

How did the Fund perform during the reporting period?

The price per share of the BFS Equity Fund has grown from $10.00 at its inception to $22.72 on May 31, 2024, a compound annual growth rate (including dividends paid) of 10.08%. The cumulative total return during this 10-year + period was 175.85%. The performance of the Fund for the fiscal year ended May 31, 2024, was +25.87%. This compares favorably with the total return of the two following indexes: The total return of the S&P 500 Index (“S&P 500”) for the period was +28.19% and the Dow Jones Industrial Average was at +19.97%. The underperformance of the Fund vs. the S&P 500 was due to the percentage of cash reserves held from June 1, 2023, through November 30, 2023, as a precaution against a possible recession. The total return of the Dow Jones was up only +3.52% for the period, while the total return of the Fund was up +11.05% – slightly behind the S&P 500, which was up 11.27%. The five stocks that contributed most to absolute performance were Nvidia, Alphabet, Meta Platforms, Vertiv Holdings, and Microsoft. The three main detractors from the absolute performance of the Fund were the following: Franco Nevada, GE Healthcare, and Dynatrace. The Fund’s Industrial sector investments returned 17.3%, which is below the S&P 500 Industrial sector’s return of 29.7%. The Fund did not own GE during this period, which hurt relative performance, and its underweight positions in Caterpillar contributed to the Fund’s sector underperformance. The two profitable sectors for the year were the Communications Services and Technology sectors, up 44.9% and 44.2%, respectively. The sectors that were detractors in performance were the Healthcare and Industrial sectors.

How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment

BFS Equity Fund - Institutional Class
S&P 500® Index
Dow Jones Industrial Average
$40,000
$30,000
$20,000
$10,000
$0
$33,028
$29,042
$25,692
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Year
BFS Equity Fund - Institutional Class	25.87%	11.22%	9.90%
S&P 500® Index	28.19%	15.80%	12.69%
Dow Jones Industrial Average	19.97%	11.62%	11.25%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$55,004,840
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$264,972
Portfolio Turnover	22%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Technology 32.5%
Health Care 10.9%
Consumer Discretionary 10.7%
Communications 10.1%
Industrials 8.6%
Financials 8.1%
Materials 5.1%
Consumer Staples 4.9%
Energy 4.0%
U.S. Treasury Obligations 3.1%
Money Market Funds 1.0%
Other Assets in Excess of Liabilities 1.0%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Microsoft Corp.	6.8%
Alphabet, Inc., Class A	6.3%
NVIDIA Corp.	5.0%
Apple, Inc.	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.8%
JPMorgan Chase & Co.	3.7%
Costco Wholesale Corp.	3.7%
ConocoPhillips	3.2%
Parker-Hannifin Corp.	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available October 1, 2024 at https://funddocs.filepoint.com/bfs/ or upon request at (855) 575-2430.

Effective September 28, 2023, the existing shares of the Fund were designated as Investor Class shares and a new class of shares designated as Institutional Class shares were added. The Board approved the conversion of the Fund’s Investor class shares into Institutional class shares, which took place after the close of business on November 3, 2023. Institutional Class shares were not available for purchase until the conversion took place and following the conversion, the Investor share class was eliminated. The share class conversion was not a taxable event for federal income tax purposes, and did not result in the recognition of gain or loss by converting shareholders. The performance of the original share class will continue to be reflected in the current performance of the Fund. Effective October 1, 2023, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2024, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Prior to October 1, 2023, the Fund’s expense cap was 1.00%.

BFS Equity Fund - Institutional (BFSIX)

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/bfs/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-BFSIX

LS Opportunity Fund (LSOFX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about LS Opportunity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/lsofx. You can also request this information by contacting us at (877) 336-6763.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$268	2.68%

How did the Fund perform during the reporting period?

The LS Opportunity Fund seeks to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general. Fund performance during the fiscal year, was led by financials, where a little less than half of the return was from this sector, and the fund profited from both its long and shorts. Investments in property casualty, insurance stocks, and insurance brokers led the gains. Investments in life insurance also contributed to gains, as did regional bank shorts. The next top contributing sector during the fiscal year, was investments in industrials where positions that were exposed to themes of electrification, automation, and reshoring performed well. Financials continue to generate strong returns for the Fund into the fiscal year, important contributors being investments in insurance brokers, P&C underwriters, and regional bank longs. Investments in Industrials have also contributed positively to performance.

Long Book: 58 individual companies, held as common stock, at year end that management believes represent long-term value and favorable characteristics such as a discount to private market value, attractive free cash flow yields, and strong balance sheets. Top 10 long positions represented ≈29% of the portfolio. Contributors: Five longs contributing the largest returns (large to small): Eaton, Leidos Holdings, Progressive, Fairfax Financial Holdings, Brown & Brown. Detractors: Five longs detracting most from returns (large to small): Pfizer, Globe Life, Dentsply Sirona, Sensata Technologies Holding, Campbell Soup. Largest Purchases: Largest long purchases by dollar value: Abbott Laboratories, Dentsply Sirona, Prosperity Bancshares, Aptiv PLC, The Goldman Sachs Group. Largest Sales: Largest long sales by dollar value: Berkshire Hathaway Class B, Pfizer, Medtronic, Markel, W.R. Berkley. Short Book: 29 individual companies, held as common stock, at year end that had business model challenges, excessive valuations, and/or potential balance sheet issues, at the time of purchase. Top 20 short positions for the Fund’s portfolio, represented ≈28% of the portfolio.

How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment

LS Opportunity Fund - I
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,028
$18,403
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 years	10 Years
LS Opportunity Fund - I	17.81%	7.51%	6.29%
S&P 500® Index	28.19%	15.80%	12.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$190,942,477
Number of Portfolio Holdings	99
Advisory Fee (net of waivers)	$2,789,845
Portfolio Turnover	47%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	7.3%
Progressive Corp. (The)	3.9%
Eaton Corp. PLC	3.6%
Leidos Holdings, Inc.	3.4%
Brown & Brown, Inc.	2.9%
Fairfax Financial Holdings Ltd.	2.9%
Exxon Mobil Corp.	2.8%
Merck & Co., Inc.	2.5%
Citigroup, Inc.	2.2%
Abbott Laboratories	2.2%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Financials 33.5%
Industrials 17.2%
Health Care 11.2%
Money Market 7.3%
Consumer Staples 6.9%
Information Technology 6.3%
Energy 5.7%
Consumer Discretionary 5.7%
Materials 2.6%
Communication Services 1.1%
Real Estate 1.0%
Exchange-Traded Funds 0.8%
Put Options Purchased 0.1%
Other Assets in Excess of Liabilities 0.6%

Short Sector Weighting (% of net assets)

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://funddocs.filepoint.com/lsofx), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

LS Opportunity Fund

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-LSOFX

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Andrea N. Mullins, who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

LS Opportunity Fund

2024	$16,600
2023	$15,500

BFS Equity Fund

2024	$15,600
2023	$14,500

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

LS Opportunity Fund

2024	$3,000
2023	$3,000

BFS Equity Fund

2024	$3,000
2023	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2024 and 2023 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2024 and 2023 respectively are disclosed in (b)- (d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BFS Equity Fund

FINANCIAL STATEMENTS

May 31, 2024

185 Asylum Street ● City Place II ● Hartford, CT 06103 ● (855) 575-2430

BFS Equity Fund

Schedule of Investments

May 31, 2024

	Shares	Fair Value
COMMON STOCKS — 94.95%
Aerospace & Defense — 1.64%
Northrop Grumman Corp.	2,000	$901,540

Banking — 5.14%
Bank of America Corp.	20,000	799,800
JPMorgan Chase & Co.	10,000	2,026,300
		2,826,100
Beverages — 1.26%
PepsiCo, Inc.	4,000	691,600

Biotech & Pharmaceuticals — 0.92%
Zoetis, Inc., Class A	3,000	508,680

Chemicals — 4.44%
Air Products & Chemicals, Inc.	4,000	1,066,800
Ecolab, Inc.	2,000	464,400
Sherwin-Williams Co. (The)	3,000	911,400
		2,442,600
E-Commerce Discretionary — 3.84%
Amazon.com, Inc.(a)	12,000	2,117,280

Electrical Equipment — 1.78%
Vertiv Holdings Co., Class A	10,000	980,700

Energy Equipment & Services — 0.83%
Schlumberger Ltd.	10,000	458,900

Health Care Facilities & Services — 3.84%
IQVIA Holdings, Inc.(a)	4,000	876,360
UnitedHealth Group, Inc.	2,500	1,238,425
		2,114,785
Home Construction — 2.02%
D.R. Horton, Inc.	7,500	1,108,500

Insurance — 1.89%
Marsh & McLennan Cos., Inc.	5,000	1,037,900

Internet Media & Services — 10.09%
Alphabet, Inc., Class A(a)	20,000	3,450,000
Meta Platforms, Inc., Class A	4,500	2,100,735
		5,550,735
Machinery — 5.22%
Caterpillar, Inc.	1,000	338,520
Deere & Co.	2,500	936,900
Parker-Hannifin Corp.	3,000	1,594,560
		2,869,980
Medical Equipment & Devices — 6.17%
Danaher Corp.	6,000	1,540,800
Stryker Corp.	2,500	852,725
Thermo Fisher Scientific, Inc.	1,750	993,965
		3,387,490

See accompanying notes which are an integral part of these financial statements.

1

BFS Equity Fund

Schedule of Investments (continued)

May 31, 2024

	Shares	Fair Value
COMMON STOCKS — 94.95% - continued
Metals & Mining — 0.62%
Agnico Eagle Mines Ltd.	5,000	$341,050

Oil & Gas Producers — 3.18%
ConocoPhillips	15,000	1,747,200

Retail - Consumer Staples — 3.68%
Costco Wholesale Corp.	2,500	2,024,725

Retail - Discretionary — 2.41%
Lowe’s Companies, Inc.	6,000	1,327,740

Semiconductors — 8.75%
Applied Materials, Inc.	5,000	1,075,400
Broadcom, Inc.	750	996,413
NVIDIA Corp.	2,500	2,740,825
		4,812,638
Software — 12.83%
Adobe, Inc.(a)	2,000	889,520
Microsoft Corp.	9,000	3,736,169
Oracle Corp.	10,000	1,171,900
Salesforce.com, Inc.	3,000	703,320
SS&C Technologies Holdings, Inc.	9,000	558,450
		7,059,359
Specialty Finance — 1.09%
American Express Co.	2,500	600,000

Specialty Retail — 2.44%
Home Depot, Inc. (The)	4,000	1,339,480

Technology Hardware — 4.37%
Apple, Inc.	12,500	2,403,125

Technology Services — 6.50%
Automatic Data Processing, Inc.	3,000	734,760
Fiserv, Inc.(a)	10,000	1,497,600
MasterCard, Inc., Class A	3,000	1,341,210
		3,573,570

Total Common Stocks (Cost $25,672,606)		52,225,677

	Principal
	Amount
U.S. GOVERNMENT & AGENCIES — 3.05%
United States Treasury Bill, 5.23%, 8/29/2024	$200,000	197,465
United States Treasury Bill, 5.22%, 9/5/2024	1,500,000	1,479,575
Total U.S. Government & Agencies (Cost $1,677,134)		1,677,040

See accompanying notes which are an integral part of these financial statements.

2

BFS Equity Fund

Schedule of Investments (continued)

May 31, 2024

	Shares	Fair Value
MONEY MARKET FUNDS - 0.96%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(b)	527,966	$527,966
Total Money Market Funds (Cost $527,966)		527,966

Total Investments — 98.96% (Cost $27,877,706)		54,430,683
Other Assets in Excess of Liabilities — 1.04%		574,157
NET ASSETS — 100.00%		$55,004,840

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes which are an integral part of these financial statements.

3

BFS Equity Fund

Statement of Assets and Liabilities

May 31, 2024

Assets
Investments in securities at fair value (cost $27,877,706) (Note 3)	$54,430,683
Receivable for fund shares sold	3,500
Receivable for investments sold	573,518
Dividends and interest receivable	49,247
Prepaid expenses	9,291
Total Assets	55,066,239
Liabilities
Payable to Adviser (Note 4)	23,873
Payable to Administrator (Note 4)	8,672
Other accrued expenses	28,854
Total Liabilities	61,399
Net Assets	$55,004,840
Net Assets consist of:
Paid-in capital	$28,275,250
Accumulated earnings	26,729,590
Net Assets	$55,004,840
Shares outstanding (unlimited number of shares authorized, no par value)	2,420,873
Net asset value, offering and redemption price per share (Note 2)	$22.72

See accompanying notes which are an integral part of these financial statements.

4

BFS Equity Fund

Statement of Operations

May 31, 2024

Investment Income
Dividend income (net of foreign taxes withheld of $1,965)	$579,622
Interest income	234,537
Total investment income	814,159
Expenses
Investment Adviser fees (Note 4)	375,687
Distribution (12b-1) fees (Note 4)	51,342
Administration fees (Note 4)	40,166
Registration expenses	26,640
Legal fees	26,522
Fund accounting fees (Note 4)	25,750
Audit and tax preparation fees	18,579
Transfer agent fees (Note 4)	18,540
Printing and postage expenses	11,680
Compliance services fees (Note 4)	11,500
Trustee fees	8,271
Custodian fees	4,403
Insurance expenses	3,956
Miscellaneous	36,334
Total expenses	659,370
Fees contractually waived by Adviser (Note 4)	(110,715)
Net operating expenses	548,655
Net investment income	265,504
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities transactions	236,646
Net change in unrealized appreciation on investments	10,963,647
Net realized and change in unrealized gain on investments	11,200,293
Net increase in net assets resulting from operations	$11,465,797

See accompanying notes which are an integral part of these financial statements.

5

BFS Equity Fund

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	May 31, 2024	May 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$265,504	$257,612
Net realized gain (loss) on investment securities transactions	236,646	(243,344)
Net change in unrealized appreciation (depreciation) on investments	10,963,647	(479,124)
Net increase (decrease) in net assets resulting from operations	11,465,797	(464,856)
Distributions to Shareholders from Earnings (Note 2)	(244,163)	(506,238)
Capital Transactions
Proceeds from shares sold	1,653,417	2,450,066
Reinvestment of distributions	228,207	447,397
Amount paid for shares redeemed	(3,680,763)	(3,110,385)
Net decrease in net assets resulting from capital transactions	(1,799,139)	(212,922)
Total Increase (Decrease) in Net Assets	9,422,495	(1,184,016)
Net Assets
Beginning of year	45,582,345	46,766,361
End of year	$55,004,840	$45,582,345
Share Transactions
Shares sold	80,926	137,459
Shares issued in reinvestment of distributions	11,292	25,334
Shares redeemed	(183,902)	(174,737)
Net decrease in shares outstanding	(91,684)	(11,944)

See accompanying notes which are an integral part of these financial statements.

6

BFS Equity Fund - Institutional Class

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$18.14	$18.52	$21.36	$16.10	$15.40

Income from investment operations:
Net investment income (loss)	0.11	0.10	(0.03)	(0.02)	0.03
Net realized and unrealized gain/(loss) on investments	4.57	(0.28)	(0.71)	5.57	0.97
Total from investment operations	4.68	(0.18)	(0.74)	5.55	1.00

Less distributions to shareholders from:
Net investment income	(0.10)	—	—	—	(0.03)
Net realized gains	—	(0.20)	(2.10)	(0.29)	(0.27)
Total distributions	(0.10)	(0.20)	(2.10)	(0.29)	(0.30)

Net asset value, end of year	$22.72	$18.14	$18.52	$21.36	$16.10

Total Return(a)	25.87%	(0.94)%	(4.71)%	34.68%	6.32%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$55,005	$45,582	$46,766	$48,781	$38,864
Ratio of net expenses to average net assets	1.10%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement	1.32%	1.46%	1.41%	1.46%	1.52%
Ratio of net investment income (loss) to average net assets	0.53%	0.57%	(0.13)%	(0.12)%	0.21%
Portfolio turnover rate	22.31%	35.81%	61.08%	68.77%	49.27%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

7

BFS Equity Fund

Notes to the Financial Statements

May 31, 2024

NOTE 1. ORGANIZATION

The BFS Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on November 8, 2013. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”). The investment objective of the Fund is long-term appreciation through growth of principal and income.

The Fund currently offers one class of shares, and may offer additional classes of shares in the future. Effective September 28, 2023 the existing shares of the Fund were designated as Investor Class shares and a new class of shares designated as Institutional Class shares was added. The Board approved the conversion of the Fund’s Investor class shares into Institutional class shares, which took place after the close of business on November 3, 2023. Institutional Class shares were not available for purchase until after the conversion took place and following the conversion, the Investor share class was eliminated. The shares and amount related to this conversion from Investor to Institutional class were 2,452,943 and $46,654,978, respectively. The share class conversion was not a taxable event for federal income tax purposes, and did not result in the recognition of gain or loss by converting shareholders. The performance of the original share class will continue to be reflected in the current performance of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended May 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended May 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund. For the fiscal year ended May 31, 2024, the Fund did not make any reclassifications.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying Fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$52,225,677	$—	$—	$52,225,677
U.S. Government & Agencies	—	1,677,040	—	1,677,040
Money Market Funds	527,966	—	—	527,966
Total	$52,753,643	$1,677,040	$—	$54,430,683

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its management fee and/or reimburse certain operating expenses until September 30, 2024, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1 fees,

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

if any, and indirect expenses (such as “acquired funds fees and expenses”, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 0.99% of the average daily net assets of the Fund. Prior to October 1, 2023, the Fund’s expense cap was 1.00%.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. For the fiscal year ended May 31, 2024, the Adviser waived fees of $110,715.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2025	$83,599
May 31, 2026	92,786
May 31, 2027	110,715

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the fiscal year ended May 31, 2024.

The Fund previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

with the promotion and distribution of the Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 fees”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. When the Investor class of shares converted to the Institutional class of shares on November 3, 2023, the Distribution Plan was terminated.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended May 31, 2024, purchases and sales of investment securities, other than short-term investments, were $14,217,195 and $9,924,395, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended May 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$26,464,727
Gross unrealized depreciation	(95)
Net unrealized appreciation on investments	$26,464,632
Tax cost of investments	$27,966,051

At May 31, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal years ended May 31, 2024 and May 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income(a)	$244,163	$—
Long-term capital gains	—	506,238
Total distributions paid	$244,163	$506,238

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

At May 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$239,667
Undistributed long-term capital gains	$25,291
Unrealized appreciation (depreciation)	26,464,632
Total accumulated earnings	$26,729,590

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2024, the Fund had 32.45% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

At a meeting held on March 20, 2024, the current Trustees nominated Martin A. Burns and Susan J. Templeton for election to serve on the Board of Trustees of the Trust. Each of the nominees is not an “interested person” of the Trust as that term is defined in the 1940 Act (each referred to as an “Independent Nominee”). Each Independent Nominee was nominated by the Trust’s current Board members who are not “interested persons.” In order to meet certain requirements of the 1940 Act, the Independent Nominees were submitted for election by the shareholders of the Trust. A Special Meeting of the shareholders of the Trust was held on June 27, 2024, and each of the Independent Nominees was elected by the shareholders of the Trust. Immediately following the Special Meeting of shareholders, the

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BFS Equity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Independent Nominees began serving as members of the Board. Effective June 28, 2024,Mark J. Seger resigned his position as a Trustee of the Trust.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of BFS Equity Fund and
Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BFS Equity Fund (the “Fund”), a series of Valued Advisers Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 29, 2024

18

Adviser Agreement Renewal (Unaudited)

At a meeting held on May 29-30, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “BFS Agreement”) between Valued Advisers Trust (the “Trust”) and Bradley, Foster & Sargent, Inc. (“BFS”) with respect to the BFS Equity Fund (the “BFS Fund”). BFS provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to BFS. In assessing the factors and reaching its decision, the Board took into consideration information furnished by BFS and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the BFS Agreement, including: (i) reports regarding the services and support provided to the BFS Fund by BFS; (ii) quarterly assessments of the investment performance of the BFS Fund by personnel of BFS; (iii) commentary on the reasons for the performance; (iv) presentations by BFS addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the BFS Fund and BFS; (vi) disclosure information contained in the Trust’s registration statement and BFS’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the BFS Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about BFS, including its financial information; a description of its personnel and services it provides to the BFS Fund; information on BFS’s investment advice and performance; summaries of BFS Fund expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the BFS Fund; and (c) the benefits to be realized by BFS from its relationship with the BFS Fund. The Board did not identify any particular information that was most relevant to its consideration of the BFS Agreement and each Trustee may have afforded different weight to the various factors.

1.The nature, extent, and quality of the services to be provided by BFS. The Board considered BFS’s responsibilities under the BFS Agreement. The Trustees considered the services being provided by BFS to the BFS Fund, including without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the BFS Fund’s investment objectives and limitations, its coordination of services for the BFS Fund among the BFS Fund’s service providers, and efforts to promote the BFS Fund and grow its assets. The Trustees considered BFS’s continuity of, and commitment to retain qualified personnel, commitment to maintain and enhance its resources and systems, and options that allow the BFS Fund to maintain its goals, and BFS’s continued cooperation with the Board and counsel for the BFS Fund. The Trustees considered BFS’s personnel, including their education and experience. After considering the foregoing information and further information in the Meeting materials provided by BFS, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by BFS were satisfactory and adequate for the BFS Fund.

2. Investment Performance of the Fund and BFS. The Trustees compared the performance of the BFS Fund with the performance of funds with similar objectives managed by other investment

19

Adviser Agreement Renewal (Unaudited) (continued)

advisers, with aggregated peer group data, as well as with the performance of the BFS Fund’s benchmark. The Trustees also considered the consistency of BFS’s management of the BFS Fund with its investment objectives, strategies, and limitations. The Trustees noted that the BFS Fund had underperformed as compared to its benchmark for the one-year, three-year, five-year, and since inception periods ended March 31, 2024. They also noted that the BFS Fund had underperformed as compared to the median of its Morningstar custom category for the one-year, three-year, five-year and since inception periods. With regard to the custom peer group, the Trustees noted that the BFS Fund had also underperformed as compared to the median for the one-year, three-year, five-year and since inception periods ended March 31, 2024. The Trustees took into consideration discussions with representatives of BFS regarding the reasons for the performance of the BFS Fund. After further reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the BFS Fund and BFS was satisfactory.

3. The costs of the services to be provided and profits to be realized by BFS from the relationship with the BFS Fund. The Trustees considered: (1) BFS’s financial condition; (2) the asset level of the BFS Fund; (3) the overall expenses of the BFS Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by BFS regarding its profits associated with managing the BFS Fund, noting that BFS is currently waiving a portion of its management fee. The Trustees also considered potential benefits for BFS in managing the BFS Fund. The Trustees then compared the fees and expenses of the BFS Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee was above the average and median management fees of its Morningstar custom category. The Trustees also noted that the Fund’s net expense ratio was also above that of the average and median of its custom category, taking into consideration BFS’s contractual commitment to limit the expenses of the Fund. When comparing the Fund’s fees to those of its custom peer group, the Trustees noted that the Fund’s management fee was above the average and the median. They also noted that the Fund’s net expense ratio was above both the average and median of the peer group. The Trustees also noted that the Fund’s management fee is below the fee charged by BFS to its separately managed accounts, based on the average size of shareholder accounts in the Fund. Based on the foregoing, the Board concluded that the fees to be paid to BFS by the BFS Fund and the profits to be realized by BFS, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by BFS.

4. The extent to which economies of scale would be realized as the BFS Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the BFS Fund’s investors. The Board considered the BFS Fund’s fee arrangements with BFS. The Board considered that while the management fee remained the same at all asset levels, the BFS Fund’s shareholders experienced benefits from the BFS Fund’s expense limitation arrangement. The Trustees noted that once the BFS Fund’s expenses fell below the cap set by the arrangement, the shareholders would continue to benefit from economies of scale under the BFS Fund’s arrangements with other service providers to the BFS Fund, and the Trustees attributed this benefit, in part, to the direct and indirect efforts of BFS at the inception of the BFS Fund to ensure that a cost structure was in place that was beneficial for the BFS Fund as it grew. In light of its ongoing consideration of the BFS Fund’s asset and fees levels and expectations for growth, the Board determined that the BFS Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by BFS.

20

Adviser Agreement Renewal (Unaudited) (continued)

5. Possible conflicts of interest and benefits to BFS. In considering BFS’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the BFS Fund; the basis of decisions to buy or sell securities for the BFS Fund and/or BFS’s other accounts; and the substance and administration of BFS’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to BFS’s potential conflicts of interest. The Trustees noted that BFS utilizes soft dollars and the Trustees noted BFS’s policies and processes for managing the conflicts of interest that could arise from soft dollar arrangements. The Trustees noted other potential benefits to BFS, including the fact that the BFS Fund provides an attractive vehicle for smaller accounts, which may increase the total assets under management by BFS. Based on the foregoing, the Board determined that the standards and practices of BFS relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by BFS in managing the BFS Fund were satisfactory.

After additional consideration of the factors discussed by counsel and further discussion among the Board members, the Board determined to approve the continuation of the BFS Agreement.

21

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the year ended May 31, 2024, the Fund designated $– as long-term capital gain distributions.

22

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (855) 575- 2430 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, Georgia 30309

INVESTMENT ADVISER	CUSTODIAN
Bradley, Foster & Sargent, Inc. 185 Asylum Street, City Place II Hartford, CT 06103	Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

23

LS Opportunity Fund

Schedule of Investments

May 31, 2024

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 80.55%
Communication Services — 1.10%
Alphabet, Inc., Class A(a)(b)	12,115	$2,089,837

Consumer Discretionary — 4.49%
Darden Restaurants, Inc.(b)	10,040	1,509,916
Expedia Group, Inc.(a)	17,072	1,926,746
Home Depot, Inc. (The)(b)	8,035	2,690,680
Texas Roadhouse, Inc.(b)	14,175	2,447,597
		8,574,939
Consumer Staples — 6.08%
Church & Dwight Co., Inc.(b)	27,500	2,942,775
Colgate-Palmolive Co.(b)	34,680	3,223,853
Mondelez International, Inc., Class A(b)	45,345	3,107,493
Procter & Gamble Co. (The)	14,225	2,340,581
		11,614,702
Energy — 5.66%
Exxon Mobil Corp.(b)	46,173	5,414,246
Hess Corp.	13,370	2,060,317
Schlumberger Ltd.(b)	72,700	3,336,203
		10,810,766
Financials — 26.85%
Ameris Bancorp(b)	33,152	1,655,943
Arthur J. Gallagher & Co.(b)	15,871	4,020,600
Brown & Brown, Inc.(b)	62,682	5,610,666
Cboe Global Markets, Inc.(b)	12,005	2,076,745
Citigroup, Inc.(b)	68,755	4,284,124
Federated Hermes, Inc., Class B(b)	42,031	1,394,168
Fidelity National Information Services, Inc.(b)	33,692	2,556,549
Globe Life, Inc.(b)	43,545	3,603,784
Goldman Sachs Group, Inc. (The)(b)	5,890	2,688,903
PJT Partners, Inc., Class A(b)	20,040	2,137,667
PNC Financial Services Group, Inc. (The)(b)	21,380	3,364,998
Primerica, Inc.(b)	13,110	2,961,418
Progressive Corp. (The)(b)	34,790	7,346,951
Prosperity Bancshares, Inc.	33,000	2,055,900
SouthState Corp.	24,245	1,874,381
Voya Financial, Inc.(b)	23,972	1,817,557
W.R. Berkley Corp.(b)	22,320	1,808,590
		51,258,944
Health Care — 11.20%
Abbott Laboratories(b)	41,860	4,277,673
Cigna Corp. (The)(b)	10,493	3,616,098
DENTSPLY SIRONA, Inc.(b)	136,990	3,837,090
Hologic, Inc.(a)	24,800	1,829,744
Johnson & Johnson(b)	21,409	3,140,058
Merck & Co., Inc.(b)	37,364	4,690,677
		21,391,340

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments (continued)

May 31, 2024

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 80.55% - continued
Industrials — 15.94%
Carrier Global Corp.(b)	61,255	$3,870,704
Curtiss-Wright Corp.(b)	12,930	3,656,863
Eaton Corp. PLC(b)	20,560	6,843,396
General Dynamics Corp.(b)	8,855	2,654,463
Leidos Holdings, Inc.(b)	44,718	6,575,782
Otis Worldwide Corp.(b)	25,440	2,523,648
Paychex, Inc.(b)	12,890	1,548,862
RTX Corp.(b)	25,615	2,761,553
		30,435,271
Information Technology — 6.26%
Littelfuse, Inc.(b)	8,160	2,093,856
Microsoft Corp.(b)	7,180	2,980,633
Teradyne, Inc.(b)	12,630	1,780,072
Trimble, Inc.(a)(b)	69,210	3,853,613
Zebra Technologies Corp., Class A(a)	3,990	1,246,237
		11,954,411
Materials — 1.96%
PPG Industries, Inc.(b)	28,509	3,746,368

Real Estate — 1.01%
Howard Hughes Holdings, Inc. (The)(a)(b)	29,145	1,932,314

Total Common Stocks - Long - Domestic (Cost $117,468,421)		153,808,892

COMMON STOCKS - LONG - INTERNATIONAL — 10.67%
Consumer Discretionary — 1.17%
Aptiv PLC(a)(b)	26,865	2,236,780

Consumer Staples — 0.85%
Nestle S.A.	15,340	1,624,742

Financials — 6.69%
Everest Re Group, Ltd.(b)	8,690	3,397,182
Fairfax Financial Holdings Ltd.	4,966	5,542,056
Fidelis Insurance Holdings Ltd.(b)	120,825	2,003,278
First BanCorp	103,280	1,831,154
		12,773,670
Industrials — 1.27%
Pentair PLC(b)	29,730	2,419,427

Materials — 0.69%
Agnico Eagle Mines Ltd.(b)	19,302	1,316,589

Total Common Stocks - Long - International (Cost $14,951,134)		20,371,208

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments (continued)

May 31, 2024

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.85%
Abrdn Physical Platinum Shares ETF(a)(b)	17,045	$1,624,388
Total Exchange-Traded Funds (Cost $1,635,556)		1,624,388

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date
PUT OPTIONS PURCHASED — 0.11%
Amphenol Corp.	288	$3,812,256	$105.00	7/19/2024	$6,480
Bank of America Corp.	562	2,247,438	32.00	1/17/2025	33,158
Lowe’s Cos., Inc.	30	663,870	230.00	1/17/2025	55,800
Post Holdings, Inc.	128	1,364,096	100.00	6/21/2024	3,840
Post Holdings, Inc.	447	4,763,679	85.00	12/20/2024	44,701
Post Holdings, Inc.	109	1,161,613	90.00	12/20/2024	16,077
Prudential Financial, Inc.	140	1,684,900	105.00	1/17/2025	50,750
Total Put Options Purchased (Cost $466,025)					210,806

MONEY MARKET FUNDS — 7.26%
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)				13,866,764	13,866,764
Total Money Market Funds (Cost $13,866,764)					13,866,764

Total Investments — 99.44% (Cost $148,387,900)					189,882,058
Other Assets in Excess of Liabilities — 0.56%					1,060,419
NET ASSETS — 100.00%					$190,942,477

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for securities sold short and written options. The fair value of this collateral on May 31, 2024 was $93,529,474.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

May 31, 2024

	Shares	Fair Value
COMMON STOCKS - SHORT - DOMESTIC - (21.46)%
Consumer Discretionary - (4.12)%
Brinker International, Inc.(a)	(48,125)	$(3,399,069)
Harley-Davidson, Inc.	(21,175)	(759,759)
Hilton Grand Vacations, Inc.(a)	(42,740)	(1,766,444)
McDonald’s Corp.	(7,470)	(1,933,908)
		(7,859,180)
Consumer Staples - (4.46)%
Dollar Tree, Inc.(a)	(16,115)	(1,900,764)
Edgewell Personal Care Co.	(41,860)	(1,614,959)
Post Holdings, Inc.(a)	(30,825)	(3,285,020)
Sysco Corp.	(23,675)	(1,724,014)
		(8,524,757)
Financials - (10.67)%
Affiliated Managers Group, Inc.	(12,125)	(1,971,525)
Bank of America Corp.	(26,300)	(1,051,737)
Byline Bancorp, Inc.	(34,750)	(802,725)
Capitol Federal Financial, Inc.	(206,020)	(1,065,123)
Enterprise Financial Services Corp.	(45,195)	(1,748,595)
Invesco Ltd.	(51,050)	(801,995)
Markel Corp.(a)	(1,235)	(2,027,364)
Old Republic International Corp.	(62,775)	(1,994,990)
Prudential Financial, Inc.	(29,019)	(3,492,437)
Travelers Companies, Inc. (The)	(13,190)	(2,845,083)
UMB Financial Corp.	(23,150)	(1,908,486)
Washington Trust Bancorp, Inc.	(25,150)	(660,187)
		(20,370,247)
Health Care - (1.15)%
Henry Schein, Inc.(a)	(13,000)	(901,420)
UnitedHealth Group, Inc.	(2,595)	(1,285,485)
		(2,186,905)
Information Technology - (1.06)%
Apple, Inc.	(10,535)	(2,025,354)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $38,562,985)		(40,966,443)

COMMON STOCKS - SHORT - INTERNATIONAL - (7.20)%
Financials - (6.35)%
Aon PLC, Class A	(6,485)	(1,826,435)
AXIS Capital Holdings Ltd.	(29,115)	(2,151,016)
Commonwealth Bank of Australia	(35,165)	(2,796,636)
Swiss Re AG	(32,020)	(4,070,685)
Westpac Banking Corp.	(74,010)	(1,279,210)
		(12,123,982)
Information Technology - (0.85)%
TE Connectivity Ltd.	(10,900)	(1,631,730)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $13,039,653)		(13,755,712)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short (continued)

May 31, 2024

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - (5.56)%
Energy Select Sector SPDR® Fund	(52,980)	$(4,937,736)
Industrial Select Sector SPDR® Fund	(45,905)	(5,669,727)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds Received $10,663,370)		(10,607,463)

TOTAL SECURITIES SOLD SHORT - (34.22)% (Proceeds Received $62,266,008)		$(65,329,618)

(a)	Non-dividend expense producing security.

SPDR - Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Written Options

May 31, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS WRITTEN - (0.18)%
Texas Roadhouse, Inc.	(137)	$(2,365,579)	$155.00	12/20/2024	$(349,350)

Total Call Options Written (Premiums Received $176,322)					$(349,350)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statement of Assets and Liabilities

May 31, 2024

Assets
Investments in securities, at fair value (cost $148,387,900) (Note 3)	$189,882,058
Deposits at broker for securities sold short (Note 2)	66,816,920
Receivable for fund shares sold	35,939
Dividends receivable	298,687
Tax reclaims receivable	24,723
Prepaid expenses	21,038
Total Assets	257,079,365
Liabilities
Investments in securities sold short, at fair value (proceeds received $62,266,008) (Note 2)	65,329,618
Options written, at fair value (premium received $176,322)	349,350
Payable for fund shares redeemed	31,059
Dividend expense payable on short positions	97,902
Payable to Adviser (Note 4)	271,799
Payable to Administrator (Note 4)	22,319
Other accrued expenses	34,841
Total Liabilities	66,136,888
Net Assets	$190,942,477
Net Assets consist of:
Paid-in capital	$152,097,446
Accumulated earnings	38,845,031
Net Assets	$190,942,477
Shares outstanding (unlimited number of shares authorized, no par value)	10,647,301
Net asset value, offering and redemption price per share (Note 2)	$17.93

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statement of Operations

For the year ended May 31, 2024

Investment Income
Dividend income (net of foreign taxes withheld of $25,443)	$3,173,407
Interest income	2,379,224
Total investment income	5,552,631
Expenses
Investment Adviser fees (Note 4)	2,864,940
Dividend expense on securities sold short (Note 2)	1,192,531
Administration fees (Note 4)	131,248
Fund accounting fees (Note 4)	49,341
Legal fees	34,901
Registration expenses	33,505
Compliance services fees (Note 4)	21,844
Audit and tax preparation expenses	20,670
Transfer agent fees (Note 4)	19,745
Custodian fees	19,367
Printing and postage expenses	16,738
Trustee expenses	8,270
Short sale and interest expense	421
Miscellaneous	44,495
Total expenses	4,458,016
Fees waived by Adviser (Note 4)	(75,095)
Net operating expenses	4,382,921
Net investment income	1,169,710
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,259,051
Securities sold short	(2,270,178)
Written options	160,559
Purchased options	149,943
Foreign currency	(7,939)
Change in unrealized appreciation (depreciation) on:
Investment securities	30,751,769
Securities sold short	(5,779,464)
Written options	(402,287)
Purchased options	(255,219)
Foreign currency translations	(1,157)
Net realized and change in unrealized gain on investments	24,605,078
Net increase in net assets resulting from operations	$25,774,788

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statements of Changes in Net Assets

	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,169,710	$48,621
Net realized gain on investment transactions	291,436	53,312
Change in unrealized appreciation (depreciation) on investments	24,313,642	(2,181,933)
Net increase (decrease) in net assets resulting from operations	25,774,788	(2,080,000)

Distributions to Shareholders from Earnings (Note 2)	—	(6,590,602)

Capital Transactions
Proceeds from shares sold	42,767,896	40,732,965
Reinvestment of distributions	—	5,223,832
Amount paid for shares redeemed	(21,729,896)	(32,601,059)
Net increase in net assets resulting from capital transactions	21,038,000	13,355,738
Total Increase in Net Assets	46,812,788	4,685,136

Net Assets
Beginning of year	144,129,689	139,444,553
End of year	$190,942,477	$144,129,689

Share Transactions
Shares sold	2,466,498	2,615,470
Shares issued in reinvestment of distributions	—	342,771
Shares redeemed	(1,286,882)	(2,118,726)
Net increase in shares outstanding	1,179,616	839,515

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$15.22	$16.16	$17.01	$13.99	$14.07

Investment operations:
Net investment income (loss)	0.11	0.01	(0.15)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	2.60	(0.14)	0.02	3.35	0.17 (a)
Total from investment operations	2.71	(0.13)	(0.13)	3.22	0.10

Less distributions to shareholders from:
Net realized gains	—	(0.81)	(0.72)	(0.20)	(0.18)

Net asset value, end of year	$17.93	$15.22	$16.16	$17.01	$13.99

Total Return(b)	17.81%	(0.84)%	(0.77)%	23.17%	0.62%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$190,942	$144,130	$139,445	$132,424	$82,695
Ratio of net expenses to average net assets (c)	2.68%	2.98%	2.87%	2.71%	2.84%
Ratio of expenses to average net assets before waiver and reimbursement(c)	2.73%	3.03%	2.90%	2.78%	2.97%
Ratio of net investment income (loss) to average net assets	0.72%	0.04%	(1.00)%	(1.04)%	(0.52)%
Portfolio turnover rate	46.61%	74.68%	55.37%	69.69%	69.47%

(a)	The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Includes dividend and interest expense of 0.73%, 1.03%, 0.92%, 0.76% and 0.89% for the fiscal years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Notes to the Financial Statements

May 31, 2024

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Long Short Advisors, LLC (the “Adviser”). The Adviser has retained Prospector Partners, LLC (the “Sub-Adviser”) to serve as the sub-adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The investment objective of the Fund is to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended May 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended May 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to meet its obligations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both in excess of the amount that would be recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund. For the fiscal year ended May 31, 2024, the Fund did not make any reclassifications.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $66,816,920 as of May 31, 2024.

Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date).

A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund did not transact in forward foreign currency exchange contracts during the fiscal year ended May 31, 2024.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2024 and the effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2024.

Derivatives	Location of Derivatives on Statement of Assets and Liabilities	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value	$210,806
Options Written	Options written, at fair value	(349,350)

For the fiscal year ended May 31, 2024:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options Purchased	Net realized gain and change in unrealized appreciation (depreciation) on purchased options	$149,943	$(255,219)
Options Written	Net realized gain and change in unrealized appreciation (depreciation) on written options	160,559	(402,287)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended May 31, 2024:

Derivatives	Average Ending Monthly Fair Value(a)
Options Purchased	$255,982
Options Written	(170,457)

(a)	Average based on the number of months during the period that had activity.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2024:

	Gross Amounts of	Gross Amounts Offset in Statement of	Net Amounts of Liabilities Presented in Statement of	Gross Amounts Not Offset in Statements of Assets and Liabilities
	Recognized Liabilities	Assets and liabilities	Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Written Options	$349,350	$—	$349,350	$(349,350)	$—	$—

Other – The Securities and Exchange Commission (“SEC”) adopted Rule 18f-4 under the 1940 Act which, effective August 19, 2022, regulates the use of derivatives for certain funds registered under the 1940 Act (“Rule 18f-4”). The Trust has adopted a Rule 18f-4 Policy which provides, among other things, that unless a Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the Fund is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by the Board, to appoint a derivatives risk manager, to comply with certain value-at-risk based leverage limits and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a fund qualifies as a limited derivatives user, Rule 18f-4 requires the fund to have policies and procedures to manage its aggregate derivatives risk. The Fund has not qualified as a limited derivatives user and is currently complying with Rule 18f-4.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks - Long-Domestic(a)	$153,808,892	$—	$—	$153,808,892
Common Stocks - Long-International(a)	20,371,208	—	—	20,371,208
Exchange-Traded Funds	1,624,388	—	—	1,624,388
Put Options Purchased	3,840	206,966	—	210,806
Money Market Funds	13,866,764	—	—	13,866,764
Total	$189,675,092	$206,966	$—	$189,882,058

(a)	Refer to Schedule of Investments for sector classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks - Short-Domestic(a)	$(40,966,443)	$—	$—	$(40,966,443)
Common Stocks - Short-International(a)	(13,755,712)	—	—	(13,755,712)
Exchange-Traded Funds	(10,607,463)	—	—	(10,607,463)
Call Options Written	—	(349,350)	—	(349,350)
Total	$(65,329,618)	$(349,350)	$—	$(65,678,968)

(a)	Refer to Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses (excluding borrowing costs such as interest and dividends on securities sold short, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, expenses incurred under a Rule 12b-1 plan of

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

distribution, “acquired fund fees and expenses” (i.e., investment companies in which the Fund may invest), and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 1.95% of the average daily net assets of the Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through September 30, 2024. The expense cap may not be terminated prior to this date except by mutual consent of the Adviser and the Board. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2025	$47,098
May 31, 2026	63,106
May 31, 2027	75,095

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the fiscal year ended May 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended May 31, 2024, purchases and sales of investment securities, including written options, short sales and covers, other than short-term investments, were $93,862,319 and $93,994,069, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended May 31, 2024.

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments and securities sold short, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$45,225,281
Gross unrealized depreciation	(7,423,326)
Net unrealized appreciation on investments	$37,801,955
Tax cost of investments and securities sold short	$86,401,135

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, grantor trust adjustments and return of capital distributions from underlying investments.

The tax character of distributions paid for the fiscal years ended May 31, 2024 and May 31, 2023 were as follows:

	2024	2023
Distributions paid from:(a)
Ordinary income	$—	$—
Long-term capital gains	—	6,590,602
Total distributions paid	$—	$6,590,602

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,172,232
Accumulated capital and other losses	$(128,857)
Unrealized appreciation on investments	37,801,656
Total accumulated earnings	$38,845,031

As of May 31, 2024, the Fund had short-term capital loss carry forwards of $127,673 These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

LS Opportunity Fund

Notes to the Financial Statements (continued)

May 31, 2024

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

At a meeting held on March 20, 2024, the current Trustees nominated Martin A. Burns and Susan J. Templeton for election to serve on the Board of Trustees of the Trust. Each of the nominees is not an “interested person” of the Trust as that term is defined in the 1940 Act (each referred to as an “Independent Nominee”). Each Independent Nominee was nominated by the Trust’s current Board members who are not “interested persons.” In order to meet certain requirements of the 1940 Act, the Independent Nominees were submitted for election by the shareholders of the Trust. A Special Meeting of the shareholders of the Trust was held on June 27, 2024, and each of the Independent Nominees was elected by the shareholders of the Trust. Immediately following the Special Meeting of shareholders, the Independent Nominees began serving as members of the Board. Effective June 28, 2024, Mark J. Seger resigned his position as a Trustee of the Trust.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of LS Opportunity Fund and
Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, securities sold short, and written options, of LS Opportunity Fund (the “Fund”), a series of Valued Advisers Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 29, 2024

Adviser Agreement Renewal (Unaudited)

At a meeting held on March 20, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “LSA Agreement”) between Valued Advisers Trust (the “Trust”) and Long Short Advisors, LLC (“LSA”) with respect to the LS Opportunity Fund (the “LS Fund”). LSA provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities with respect to their consideration of the continuance of investment advisory agreements, including the factors to be considered, and the application of those factors to LSA and the LSA Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by LSA and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at this Meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the LSA Agreement, including: (i) reports regarding the services and support provided to the LS Fund by LSA; (ii) quarterly assessments of the investment performance of the LS Fund; (iii) commentary on the reasons for the performance; (iv) presentations by LSA addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the LS Fund and LSA; (vi) disclosure information contained in the Trust’s registration statement and LSA’s Form ADV; (vii) information relating to the manner in which LSA oversees Prospector; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the LSA Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about LSA, including its financial information; a description of its personnel and the services it provides to the LS Fund; information on LSA’s investment advice and performance; summaries of the LS Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the LS Fund; and (c) the benefits to be realized by LSA from its relationship with the LS Fund. The Board did not identify any particular information that was most relevant to its consideration of the LSA Agreement, and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by LSA. In this regard, the Board considered LSA’s responsibilities under the LSA Agreement. The Trustees considered the services being provided by LSA to the LS Fund including its process for overseeing the sub-adviser’s portfolio management of the LS Fund, assuring compliance with the LS Fund’s investment objectives and limitations, its coordination of services for the LS Fund among the LS Fund’s service providers, and its efforts to promote the LS Fund and grow its assets. The Trustees reviewed the steps LSA takes to oversee and supervise the sub-adviser, as described in the materials provided by LSA. The Trustees considered LSA’s continuity of, and commitment to retain, qualified personnel and LSA’s commitment to maintain and enhance its resources and systems. The Trustees considered LSA’s personnel, including the education and experience of LSA’s personnel. After considering the foregoing information and further information in the Meeting materials provided by LSA (including LSA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent and quality of the services provided by LSA were satisfactory and adequate for the LS Fund.

2. Investment performance of the LS Fund and LSA. In considering the investment performance of the LS Fund, the Trustees noted that LSA did not manage any accounts directly

Adviser Agreement Renewal (Unaudited) (continued)

and that it had delegated the portfolio management responsibilities of the LS Fund to a sub-adviser. Accordingly, the Trustees concluded that their consideration of this factor for LSA was less relevant in their determination of LSA’s performance of its duties than other factors. The Trustees considered the consistency of LSA’s management oversight of the LS Fund’s sub-adviser with the LS Fund’s investment objective, strategies, and limitations. The Trustees also compared the performance of the LS Fund with the performance of its Morningstar category. The Trustees noted that the LS Fund’s performance was below the average and above the median of the category for the one-year and three-year periods ended December 31, 2023, and above the average and the median for the five-year and ten-year periods. As compared to its custom peer group, the Trustees observed that the performance of the LS Fund was above the median for the three-year and five-year periods ended December 31, 2023, and below the median for the one-year and since inception periods. After reviewing and discussing the investment performance of the LS Fund further, LSA’s experience in overseeing the sub-adviser to the LS Fund, the LS Fund’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance, and LSA’s oversight of the sub-adviser to the LS Fund was satisfactory.

3. The costs of the services to be provided and profits to be realized by LSA from its relationship with the LS Fund. In considering the costs of services to be provided and the profits to be realized by LSA from its relationship with the LS Fund, the Trustees considered: (1) LSA’s financial condition; (2) asset levels of the LS Fund; (3) the overall expenses of the LS Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by LSA regarding its profits associated with managing the LS Fund. The Trustees also considered potential benefits for LSA in managing the LS Fund. The Trustees then compared the fees and expenses of the LS Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the LS Fund’s management fee and net expense ratio were higher than the average and median of its Morningstar category, and higher than the average and median of its peer group. In this regard, the Trustees reflected upon their previous discussions with representatives of LSA, and commented on LSA’s assertion that the firm provided a premium product in comparison to other products to which they were compared in the marketplace. The Board concluded that the fees to be paid to LSA by the LS Fund and the profits to be realized by LSA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by LSA.

4. The extent to which economies of scale would be realized as the LS Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the LS Fund’s investors. In this regard, the Board considered the LS Fund’s fee arrangements with LSA. The Board considered that while the management fee remained the same at all asset levels, the LS Fund’s shareholders had experienced benefits from the expense limitation arrangement. The Trustees noted that once the LS Fund’s expenses fell below the cap set by the arrangement, the shareholders would continue to benefit from the economies of scale under the LS Fund’s agreements with service providers other than LSA. In light of its ongoing consideration of the LS Fund’s asset levels, expectations for growth in the LS Fund, and fee levels, the Board determined that the LS Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by LSA.

5. Possible conflicts of interest and benefits to LSA. In considering LSA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such

Adviser Agreement Renewal (Unaudited) (continued)

matters as the experience and ability of the advisory personnel assigned to the LS Fund; and the substance and administration of LSA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to LSA’s potential conflicts of interest. The Trustees noted that LSA identified no other potential benefits (in addition to the management fee) to LSA. Based on the foregoing, the Board determined that LSA’s standards and practices relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by LSA in managing the LS Fund were satisfactory.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the LSA Agreement between the Trust and LSA.

Sub-Adviser Agreement Renewal (Unaudited)

At a meeting held on March 20, 2024 the Board of Trustees (the “Board”) considered the renewal of the Investment Sub-Advisory Agreement (the “Prospector Agreement”) between Long Short Advisors, LLC (“LSA”) and Prospector Partners, LLC (“Prospector”) with respect to the LS Opportunity Fund (the “LS Fund”). Prospector provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities with respect to their consideration of the continuance of investment sub-advisory agreements, including the factors to be considered, and the application of those factors to Prospector and the Prospector Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Prospector and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at this Meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Prospector Agreement, including: (i) reports regarding the services and support provided to the LS Fund by Prospector; (ii) quarterly assessments of the investment performance of the LS Fund; (iii) commentary on the reasons for the performance; (iv) compliance and audit reports concerning the LS Fund and Prospector; (v) disclosure information contained in the Trust’s registration statement and Prospector’s Form ADV; and (vi) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Prospector Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Prospector, including its financial information; a description of its personnel and the services it provides to the LS Fund; information on Prospector’s investment advice and performance; summaries of the LS Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the LS Fund; and (c) the benefits to be realized by Prospector from its relationship with the LS Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Prospector Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Prospector. In this regard, the Board considered Prospector’s responsibilities under the Prospector Agreement. The Board considered the services being provided by Prospector to the LS Fund, including without limitation: the quality of its investment sub-advisory services (including research and recommendations with respect to portfolio securities), and its process for formulating investment recommendations and assuring compliance with the LS Fund’s investment objectives and limitations. The Board considered Prospector’s continuity of, and commitment to retain, qualified personnel and Prospector’s commitment to maintain its resources and systems. The Board considered Prospector’s personnel, including the education and experience of the personnel and Prospector’s compliance program, policies and procedures. The Board considered the arrangements between LSA and Prospector pursuant to which Prospector has an on-going arrangement with respect to the Fund in which it would agree to waive, to a degree, a portion of its sub-advisory fees and commit to an exclusivity arrangement between itself and LSA with respect to managing other mutual funds with similar objectives. After considering the foregoing information and further information in the Meeting materials provided by Prospector (including its Form ADV), the Board concluded that, in

Sub-Adviser Agreement Renewal (Unaudited) (continued)

light of all the facts and circumstances, the nature, extent, and quality of the services provided by Prospector were satisfactory and adequate for the LS Fund.

2. Investment Performance of the LS Fund and Prospector. In considering the investment performance of the LS Fund and Prospector, the Trustees considered the consistency of Prospector’s management of the LS Fund with the LS Fund’s investment objective, strategies, and limitations. The Trustees also compared the performance of the LS Fund with the performance of its Morningstar category. The Trustees focused on the performance since Prospector assumed its role as sub-adviser on May 28, 2015. They noted that the LS Fund’s performance was below the average and above the median of the category for the one-year and three-year periods ended December 31, 2023, and above the average and the median for the five-year period.. As compared to its custom peer group, the Trustees observed that the performance of the LS Fund was above the median for the three-year and five-year periods ended December 31, 2023, and below the median for the one-year period. With respect to its broad-based benchmark, the Trustees noted that the LS Fund had underperformed for the one-year, three-year, and five-year periods ended December 31, 2023. After reviewing and discussing the investment performance of the LS Fund further, Prospector’s experience sub-advising the LS Fund, the LS Fund’s performance since Prospector began managing the portfolio, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the LS Fund and Prospector was satisfactory.

3. The costs of the services to be provided and profits to be realized by Prospector from the relationship with the LS Fund. In this regard, the Board considered: (1) Prospector’s financial condition; (2) asset levels of the LS Fund; (3) the overall expenses of the LS Fund; and (4) the nature and frequency of sub-advisory fee payments. The Trustees reviewed information provided by Prospector regarding its profits associated with managing the LS Fund. The Board also considered potential benefits for Prospector in managing the Fund. The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other private fund accounts managed by Prospector and determined that the fee arrangements were relatively comparable in light of the differing structures. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Prospector by LSA and the profits to be realized by Prospector, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Prospector.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the LS Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with Prospector. The Board considered that while the sub-advisory fee changed with changes in the Fund’s assets, the Fund’s shareholders did not realize any changes in their overall expenses as Prospector’s fee was paid entirely from the advisory fee paid to LSA, which was fixed. The Board considered the sub-advisory fees in light of the overall arrangement with the Fund’s investment adviser. In light of the foregoing, the Board determined that the LS Fund’s fee arrangements for Prospector, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Prospector.

5. Possible conflicts of interest and benefits to Prospector. In evaluating Prospector’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to

Sub-Adviser Agreement Renewal (Unaudited) (continued)

the LS Fund; the basis of decisions to buy or sell securities for the LS Fund and/or Prospector’s other accounts; the substance and administration of Prospector’s code of ethics and other relevant policies described in Prospector’s Form ADV, and affiliations and associations of Prospector and its principals. The Board concluded that the foregoing matters were appropriately disclosed and managed by Prospector. With respect to benefits to Prospector (in addition to the fees under the Prospector Agreement), the Board noted that Prospector would benefit from its relationship with the LS Fund as the LS Fund would provide a more diversified investor base and an alternative vehicle in which to place clients with initial investments below the minimum for its private funds. Following further consideration and discussion, the Board determined that Prospector’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the benefits to be realized by Prospector from managing the LS Fund were satisfactory.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Prospector Agreement between LSA and Prospector.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 336-6763 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ira P. Cohen Martin A. Burns Susan J. Templeton	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL

Matthew J. Miller, Principal Executive Officer and President

Zachary P. Richmond, Principal Financial Officer and Treasurer

Michael Wittke, Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, Georgia 30309

INVESTMENT ADVISER	CUSTODIAN
Long Short Advisors, LLC 3330 Fairchild Gardens Avenue, Suite 30428 Palm Beach Gardens, FL 33420	U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

LS-AR-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	8/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	8/7/2024

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	8/7/2024